Accrued Charges (Tables)	12 Months Ended
Dec. 31, 2015
Accruals Disclosure [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2015	December 31, 2014(1)

Insurance	$45,784	$38,295
Payroll and related costs	33,374	36,173
Franchise and royalty fees	3,947	9,475
Interest	853	1,676
Provincial, federal and state sales taxes	6,102	6,773
Acquisition holdbacks, acquisition related costs and amounts owing to seller	7,748	38,639
Environmental surcharges	5,242	6,062
Property taxes	73	399
Disposal	8,085	12,592
Share based options (Note 27)	5,986	6,830
Other	22,794	17,417
	$139,988	$174,331

(1)Prior year amounts have been restated to conform to the current year's presentation.